Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	[1]	$ 56,472
Impairment		12,800
Dispositions			$ 0
Net book value		143,409	56,472	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		208,499	199,290
Acquisition (note 5)		115,349	6,378
Additions		10,667	3,777
Transfers from CIP			0
Dispositions		(9,127)	(946)
Net book value		325,388	208,499
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		152,027	83,685
Depreciation		19,873	8,352
Impairment		15,209	60,000
Dispositions		(5,130)	(10)
Net book value		181,979	152,027
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		12,388
Additions			0
Net book value		11,964	12,388
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		12,388	8,640
Acquisition (note 5)		130	0
Additions		57
Transfers from CIP			3,748
Dispositions		(611)	0
Net book value		11,964	12,388
Land | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		0	0
Depreciation		0	0
Impairment		0	0
Dispositions		0	0
Net book value		0	0
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		21,465
Net book value		20,895	21,465
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		153,332	152,935
Acquisition (note 5)		2,982	0
Additions		256	467
Transfers from CIP			0
Dispositions		(3,844)	(70)
Net book value		152,726	153,332
Production Facilities | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		131,867	69,364
Depreciation		1,288	2,503
Impairment		0	60,000
Dispositions		(1,324)	0
Net book value		131,831	131,867
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		3,488
Net book value		57,515	3,488
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		3,899	2
Acquisition (note 5)		65,605	4,169
Additions		3,465	126
Transfers from CIP			0
Dispositions		(647)	(398)
Net book value		72,322	3,899
Leasehold Improvements | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		411	0
Depreciation		7,212	411
Impairment		7,794	0
Dispositions		(610)	0
Net book value		14,807	411
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		18,849
Net book value		49,402	18,849
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		32,777	28,894
Acquisition (note 5)		44,263	2,209
Additions		5,907	1,975
Transfers from CIP			0
Dispositions		(4,025)	(301)
Net book value		78,922	32,777
Equipment | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		13,928	8,500
Depreciation		11,373	5,438
Impairment		7,415	0
Dispositions		(3,196)	(10)
Net book value		29,520	13,928
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		282
Net book value		3,633	282
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		6,103	8,819
Acquisition (note 5)		2,369	0
Additions		982	1,209
Transfers from CIP			(3,748)
Dispositions		0	(177)
Net book value		9,454	6,103
Construction in Progress | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value		5,821	5,821
Depreciation		0	0
Impairment			0
Dispositions			0
Net book value		$ 5,821	$ 5,821

[1]	Adjustment to provisional amounts — refer to note 5(b).